Revenue	3 Months Ended
Jul. 31, 2026
Revenue from Contract with Customer [Abstract]
Revenue
Note 3. Revenue
The Company’s revenues are principally derived from the sale of reusable and single-use products which together comprise automated insulin delivery (AID) systems and smart multiple daily injection (MDI) systems for diabetes management to individuals, distributors, healthcare providers, and other institutions globally.
The table below includes net sales by geography for the fiscal years ended April 24, 2026, April 25, 2025, and April 26, 2024:

	Fiscal Year
(in millions)	2026	2025	2024
U.S.(1)	$917	$903	$833
International(2)	2,185	1,812	1,636
Total	$3,102	$2,715	$2,469
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(1)U.S. includes the United States and U.S. territories.
(2)International includes all other non-U.S. countries.
The table below includes net sales by product category for the fiscal years ended April 24, 2026, April 25, 2025, and April 26, 2024:

	Fiscal Year
(in millions)	2026	2025	2024
Pumps	$546	$541	$540
Consumables	956	854	777
CGM	1,553	1,313	1,117
Other (1)	46	6	34
Total	$3,102	$2,715	$2,469
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(1)Primarily includes revenue generated from the sale of smart insulin pens and services. Amounts in this line also reflect adjustments to the Company’s Italian payback accruals resulting from two rulings in 2024 by the Constitutional Court of Italy and the Legislative Decree published by the Italian government on June 30, 2025 for certain prior years since 2015. Refer to Note 12. “Commitments and Contingencies,” for more information.
At April 24, 2026, $45 million of rebates and other adjustments were classified as accrued rebates and $2 million of rebates and other adjustments were classified as other liabilities in the consolidated balance sheets. At April 25, 2025, $51 million of rebates and other adjustments were classified as accrued rebates and $38 million of rebates and other adjustments were classified as other liabilities in the consolidated balance sheets. There was $6 million and $5 million of return reserves classified as other accrued expenses in the consolidated balance sheets at April 24, 2026 and April 25, 2025, respectively.
During the fiscal year ended April 25, 2025, the Company recognized $20 million of incremental Italian payback accruals resulting from the July 22, 2024 rulings by the Constitutional Court of Italy relating to certain prior years since 2015. During the fiscal year ended April 24, 2026, the Company decreased its accrual for the Italian payback by $7 million resulting from the June 30, 2025 legislative decree published by the Italian government and formalized into law in August 2025 confirming a reduction of the amounts due for years 2015 to 2018. The changes in estimates related to the Italian payback accruals were recognized as adjustments to net sales in the consolidated statements of operations. Refer to Note 12. “Commitments and Contingencies,” for additional information. Other adjustments to variable consideration during the fiscal years ended April 24, 2026 and April 25, 2025 were not material.
Deferred Revenue and Remaining Performance Obligations
Deferred revenue at April 24, 2026 and April 25, 2025 was $19 million and $15 million, respectively. At April 24, 2026 and April 25, 2025, $15 million and $11 million was included in other accrued expenses, respectively, and $4 million and $3 million was included in other liabilities, respectively in the consolidated balance sheets. During the fiscal year ended April 24, 2026, the Company recognized $10 million of revenue that was included in deferred revenue as of April 25, 2025. During the fiscal year ended April 25, 2025, the Company recognized $13 million of revenue that was included in deferred revenue as of April 26, 2024.
Remaining performance obligations include goods and services that have not yet been delivered or provided under existing, noncancellable contracts with minimum purchase commitments. At April 24, 2026, the estimated revenue expected to be recognized in future periods related to unsatisfied performance obligations for executed contracts with an original duration of one year or more was approximately $39 million. The Company expects to recognize revenue on the majority of these remaining performance obligations over the next three years.
. Revenue
The Company’s revenues are principally derived from the sale of reusable and single-use products which together comprise automated insulin delivery (AID) systems and smart multiple daily injection (MDI) systems for diabetes management to individuals, distributors, healthcare providers, and other institutions globally.
The table below includes net sales by geography for the three months ended July 31, 2026 and July 25, 2025:

	Three Months Ended
(in millions)	July 31, 2026	July 25, 2025
U.S.(1)	$240	$212
International(2)	603	511
Total	$843	$723
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(1)U.S. includes the United States and U.S. territories.
(2)International includes all other non-U.S. countries.
The table below includes net sales by product category for the three months ended July 31, 2026 and July 25, 2025:

	Three Months Ended
(in millions)	July 31, 2026	July 25, 2025
Pumps	$144	$119
Consumables	261	229
CGM	431	360
Other (1)	7	15
Total	$843	$723
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(1)Primarily includes revenue generated from the sale of smart insulin pens and services. Amounts in this line also reflect adjustments to the Company’s Italian payback accruals resulting from two rulings in 2024 by the Constitutional Court of Italy and the Legislative Decree published by the Italian government in 2025. Refer to Note 12. “Commitments and Contingencies,” for more information.
At July 31, 2026, $42 million of rebates and other adjustments were classified as accrued rebates in the condensed consolidated balance sheets. At April 24, 2026, $45 million of rebates and other adjustments were classified as accrued rebates and $2 million of rebates and other adjustments were classified as other liabilities in the consolidated balance sheets. There was $5 million and $6 million of return reserves classified as other accrued expenses in the consolidated balance sheets at July 31, 2026 and April 24, 2026, respectively.
During the three months ended July 25, 2025, the Company decreased its accrual for the Italian payback by $7 million resulting from the June 30, 2025 legislative decree published by the Italian government and formalized into law in August 2025 confirming a reduction of the amounts due for years 2015 to 2018. The changes in estimates related to the Italian payback accruals were recognized as adjustments to net sales in the condensed consolidated statements of operations. During the three months ended July 31, 2026, there were no revenue adjustments pertaining to the Italian payback accrual. Refer to Note 12. “Commitments and Contingencies,” for additional information. Other adjustments to variable consideration for the three months ended July 31, 2026 and July 25, 2025 were not material.
Deferred Revenue and Remaining Performance Obligations
Deferred revenue was $19 million at both July 31, 2026 and April 24, 2026. At July 31, 2026 and April 24, 2026, $14 million and $15 million were included in other accrued expenses, respectively, and $5 million and $4 million were included in other liabilities, respectively in the consolidated balance sheets. During the three months ended July 31, 2026, the Company recognized $7 million of revenue that was included in deferred revenue as of April 24, 2026. During the three months ended July 25, 2025, the Company recognized $4 million of revenue that was included in deferred revenue as of April 25, 2025.
Remaining performance obligations include goods and services that have not yet been delivered or provided under existing, noncancellable contracts with minimum purchase commitments. At July 31, 2026, the estimated revenue expected to be recognized in future periods related to unsatisfied performance obligations for executed contracts with an original duration of one year or more was approximately $46 million. The Company expects to recognize revenue on the majority of these remaining performance obligations over the next three years.